ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Millions, $ in Millions	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payable to franchisees	¥ 1,252		¥ 1,150
Other payables	1,306		1,146
Accrued rental, utilities and other accrued expenses	329		283
Liabilities related to customer loyalty program	287		264
Value-added tax, other tax and surcharge payables	346		337
Advance from noncontrolling interest holders	79		81
Total	¥ 3,599	$ 495	¥ 3,261